Share-Based Compensation - Summary Of Fair Value Of Stock Options Granted Under the Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Expected annual dividend yield (in percent)	0.00%	0.00%
Bottom of range
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Risk-free annual interest rate (in percent)	1.40%	0.40%
Expected stock price volatility (in percent)	74.90%	67.00%
Expected life of stock options (in years)	5 years 6 months	5 years
Forfeiture rate (in percent)	7.20%	7.50%
Fair value at grant date (in dollars per share)	$ 1.23	$ 4.47
Stock price at grant date (in dollars per share)	1.81	6.62
Exercise price range (in dollars per share)	$ 1.81	$ 6.62
Top of range
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Risk-free annual interest rate (in percent)	3.00%	1.20%
Expected stock price volatility (in percent)	80.40%	82.20%
Expected life of stock options (in years)	7 years	7 years
Forfeiture rate (in percent)	28.00%	24.90%
Fair value at grant date (in dollars per share)	$ 4.9	$ 8.78
Stock price at grant date (in dollars per share)	6.91	13.1
Exercise price range (in dollars per share)	$ 6.91	$ 13.1